Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOW FROM OPERATING ACTIVITIES:
Net Loss	$ (459,704)	$ (525,393)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation, depletion, amortization and impairment	42,018	41,219
Rent expenses contributed to additional paid in capital		1,400
Imputed interest contributed as additional paid in capital	123,898	100,175
Expenses paid directly by related party	162,008	159,386
Change in assets and liabilities
Other receivable and deposits	56,236	926
Deferred rent	(8,333)	8,091
Accounts Payable and accrued liabilities	96,389	(2,530)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	12,512	(216,726)
CASH FLOWS FROM INVESTING ACTIVITIES:
Receipt of trading advance	192,245
Concession acquisition costs	(229,367)
Purchase of plant and equipment	(968)	(34,814)
NET CASH USED IN INVESTING ACTIVITIES	(38,090)	(34,814)
CASH FLOWS FROM FINANCING ACTIVITIES:
Stock payable	57,673
Advances received from related parties	257,672	893,748
Repayments of related party advances	(281,783)	(637,915)
NET CASH PROVIDED BY FINANCING ACTIVITIES	33,563	255,833
Effects of changes in foreign exchange rate	1,235	(8,493)
NET CHANGE IN CASH	9,220	(4,200)
CASH AT BEGINNING OF PERIOD	9,852	14,052
CASH AT END OF PERIOD	19,072	9,852
Cash Paid during the year for:
Interest
Income Taxes
Supplemental Non-Cash Information
Property, plant and equipment paid for directly by related party	1,860
Landlord deposits funded directly by related party		$ 51,317